Note 21 - Trade Receivables, Other Receivables and Prepayments - Aging of Trade Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Aging analysis of trade receivables		$ 39,981	$ 24,594
Current [member]
Statement Line Items [Line Items]
Aging analysis of trade receivables		22,125	15,603
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Aging analysis of trade receivables		8,761	3,252
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Aging analysis of trade receivables		657	2,588
Later than three months [member]
Statement Line Items [Line Items]
Aging analysis of trade receivables		341	690
More than three months [member]
Statement Line Items [Line Items]
Aging analysis of trade receivables	[1]	$ 8,097	$ 2,460

[1]	As of year-end 2019, the total amount of trade receivables due from Powerbets, a joint venture, that were more than 90 days past due was US$5,946 thousand ( December 31, 2018: US$0).